Offerings - Offering: 1	Jan. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,781,665
Proposed Maximum Offering Price per Unit	3.785
Maximum Aggregate Offering Price	$ 10,528,602.03
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,454.00
Offering Note	(a) Represents shares of common stock, $0.0001 par value per share ("Common Stock"), of Dogwood Therapeutics, Inc. (the "Registrant") that are issuable pursuant to the Dogwood Therapeutics, Inc. Second Amended and Restated 2020 Equity Incentive Plan. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement also covers such additional securities that become issuable by reason of any stock dividend, stock split, recapitalization or any other similar transactions. (b) Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on January 7, 2026.